Right-of-use assets - Changes (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movements In Right Of Use Assets [Roll Forward]
Opening balance	$ 55,843,510
Closing balance	55,502,192	$ 55,843,510
Land [Member]
Movements In Right Of Use Assets [Roll Forward]
Opening balance	34,081,799	2,758
New assets contracts, by right-of use	213,445
Increases (decreases) from foreign currency translation differences, net	830,349	1,537,867
Depreciation	(1,894,646)	(1,482,706)
New agreements (decreases)	356,444	10,926,113
Other increases (decreases)	(707,853)
Total changes		10,981,274
Closing balance	33,373,946	34,081,799
Land [Member] | Adjusted Balance
Movements In Right Of Use Assets [Roll Forward]
Opening balance		23,100,525
Land [Member] | Adjustment
Movements In Right Of Use Assets [Roll Forward]
Opening balance		23,097,767
Other Property, Plant and Equipment Under Financial Lease [Member]
Movements In Right Of Use Assets [Roll Forward]
Opening balance	21,761,711	17,651,914
New assets contracts, by right-of use	2,491,480
Increases (decreases) from foreign currency translation differences, net	157,520
Depreciation	(2,139,466)	(1,838,562)
New agreements (decreases)	(356,444)	231,984
Other increases (decreases)	(2,338,390)
Total changes		(1,606,578)
Closing balance	19,423,321	21,761,711
Other Property, Plant and Equipment Under Financial Lease [Member] | Adjusted Balance
Movements In Right Of Use Assets [Roll Forward]
Opening balance		23,368,289
Other Property, Plant and Equipment Under Financial Lease [Member] | Adjustment
Movements In Right Of Use Assets [Roll Forward]
Opening balance		5,716,375
Right-of-use assets [member]
Movements In Right Of Use Assets [Roll Forward]
Opening balance	55,843,510	17,654,672
New assets contracts, by right-of use	2,704,925
Increases (decreases) from foreign currency translation differences, net	987,869	1,537,867
Depreciation	(4,034,112)	(3,321,268)
New agreements (decreases)		11,158,097
Other increases (decreases)	(341,318)
Total changes		9,374,696
Closing balance	$ 55,502,192	55,843,510
Right-of-use assets [member] | Adjusted Balance
Movements In Right Of Use Assets [Roll Forward]
Opening balance		46,468,814
Right-of-use assets [member] | Adjustment
Movements In Right Of Use Assets [Roll Forward]
Opening balance		$ 28,814,142